Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2019	2020

Raw materials	$868.3	$956.2
Work in progress	77.1	71.5
Finished goods	46.8	63.8
	$992.2	$1,091.5